Restricted share units - Vesting and assumptions (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) EquityInstruments tranche $ / shares	Dec. 31, 2022 USD ($) EquityInstruments tranche	Dec. 31, 2021 CAD ($) EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments
Exploration and evaluation assets
Granted	3,429,832	3,429,832	7,120,333	7,120,333
Risk-free rate	0.85%	0.85%
Expected equity volatility	60.00%	60.00%
Share price | $ / shares	$ 10.25
Expected dividend rate	0.00%	0.00%
Total stock based compensation | $		$ 1,472		$ 0
Minimum
Exploration and evaluation assets
Probability of success	33.88%	33.88%
Maximum
Exploration and evaluation assets
Probability of success	61.42%	61.42%
RSUs
Exploration and evaluation assets
Weighted average | $ / shares	$ 36.34		$ 7.55
Granted	1,000,000	1,000,000
Number of tranche | tranche	4	4
Total stock based compensation | $	$ 110,108		$ 26,389
RSUs | Total Tranche
Exploration and evaluation assets
Granted	5,000,000	5,000,000
RSUs | Tranche i
Exploration and evaluation assets
Granted	1,000,000	1,000,000
Conditions Vesting Milestones | $	$ 1,300,000
RSUs | Tranche ii
Exploration and evaluation assets
Granted	1,000,000	1,000,000
Conditions Vesting Milestones | $	$ 1,550,000
RSUs | Tranche iii
Exploration and evaluation assets
Granted	1,000,000	1,000,000
Conditions Vesting Milestones | $	$ 1,800,000
RSUs | Tranche iv
Exploration and evaluation assets
Granted	2,000,000	2,000,000
Conditions Vesting Milestones | $	$ 2,000,000
RSUs | CEO
Exploration and evaluation assets
Granted	500,000	500,000